SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Due to Sponsor - related party (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 98,460	$ 68,460		$ 9,960
Unpaid monthly administrative service fees
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party		63,600
Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 98,460	$ 68,460		9,960
Sponsor | Working capital loans
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt instrument convertible conversion price1	$ 1.00	$ 1.00
Sponsor | Unpaid monthly administrative service fees
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party		$ 63,600	$ 93,600	5,100
Sponsor | Cash collected in connection with sale of founder shares to anchor investors
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 4,860	$ 4,860		$ 4,860